UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10631

Name of Fund:  Master Institutional Money Market LLC

Master Government Portfolio

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Master Treasury Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Anne Ackerley, Chief Executive Officer, Master Institutional Money Market LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2010 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Institutional Money Market LLC

By:       /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

Master Institutional Money Market LLC

Date:    August 23, 2010